Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

Loans	1,971,542	—	332	750,983	2,722,857
Repayments	(1,177,328)	—	(33,604)	(377,540)	(1,588,472)
Acquisitions through business combinations	332,529	—	1,500	234,491	568,520
Transaction expenses	(6,686)	668	—	(3,972)	(9,990)
Other changes	5,257	—	(171)	(85)	5,001
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
At January 1, 2025	1,652,806	202,620	3,744	763,085	2,622,255

Loans	4,782,903	—	2,539	1,686,124	6,471,566

Repayments	(4,237,099)	—	(121,881)	(600,727)	(4,959,707)
Acquisitions through business combinations (Note 25)	995,820	—	120,541	303,063	1,419,424
Transaction expenses	(23,877)	667	—	(8,829)	(32,039)
Other changes	(4,594)	—	—	1,064	(3,530)
Translation differences	24,801	—	106	6,913	31,820
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789

More than 5 years	556,818	—	48	1,372,532	1,929,398
Between 1 and 5 years	2,282,772	—	3,320	504,263	2,790,355
More than 1 year	2,839,590	—	3,368	1,876,795	4,719,753
Less than 1 year	351,170	203,287	1,681	273,898	830,036
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789
The amounts shown under "Loans" and "Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
Due to the acquisition and consolidation of Golden Ocean Group as per March 12, 2025, $995.8 million of bank loans were entered into the Group.
On March 4, 2025, the Group entered into a $1.4 billion bridge facilities agreement with a syndicate of banks in view of the acquisition of shares in Golden Ocean. The bridge facilities agreement has an initial term of 9 months with the possibility to extend its term twice with an additional 6 months. The facilities carry a rate of daily compounded SOFR plus a margin of 3.00 - 5.50% per annum. The facility has mostly been repaid using the new $2 billion facility, see below. As of December 31, 2025, the outstanding balance under this facility was $122.5 million.

On April 7, 2025, the Group entered into a credit facility of $392.7 million for the financing of five VLCC newbuildings that also features a predelivery finance component. The facility has a term of 2 years before delivery and 12 years as from delivery of the respective vessels and carries a rate of CME Term SOFR plus a margin of 1.75%. As of December 31, 2025, the outstanding balance under this facility was $168.9 million.

On May 8, 2025, the Group entered into term and revolving facilities of $2 billion, comprising of a term loan facility of up to $1,250 million for the refinancing of the existing facilities in respect of the vessels of former Golden Ocean Group, and a revolving credit facility of up to $750 million for general corporate and working capital purposes. We concluded the facilities with a syndicate of banks. The facility has a term of 5 years and carries a rate of CME Term SOFR plus a margin of 2.10 - 2.75%. As of December 31, 2025, the outstanding balance under this facility was $1,194.7 million.

On June 27, 2025, the Group entered into a revolving credit facility of $90 million. On September 19, 2025, the facility was amended and restated to reflect an increased commitment at that time of $15.1 million. The facility has a term of 2 years and carries a rate of daily compounded SOFR plus a margin of 1.80%. As of December 31, 2025, the outstanding balance under this facility was $74.1 million.
On September 23, 2025, the Group entered into a credit facility of $57.5 million for the financing of one Newcastlemax newbuilding that also features a predelivery finance component. The facility has a term of up to 2 years before delivery and 8 years as from delivery of the vessel and carries a rate of daily compounded SOFR plus a margin of 1.80%. As of December 31, 2025, the outstanding balance under this facility was $20.1 million.

On December 5, 2025, the Group entered into a credit facility of $68 million for the financing of two Bitumen tanker newbuilding that also features a predelivery finance component. The facility has a term of up to 2 years before delivery and 12 years as from delivery of the vessel and carries a rate of daily compounded SOFR plus a margin of 1.80%. As of December 31, 2025, there is no outstanding balance under this facility.

On December 9, 2025, the Group entered into an amendment and restatement agreement relating to the Global Refinancing $1,290 million to increase the amount of the Revolving Facility to up to $950.0 million. This facility bears interest at SOFR plus a margin of 2.30% - 2.90% per annum. The margin is reset every quarter depending on the Net Debt to Total Capitalization. The amendment is accounted for as a non-substantive modification. As of December 31, 2025, the outstanding balance under this facility was $735.0 million.

On December 19, 2025, the Group entered into an €150 million ($176.25 million) unsecured revolving credit facility. We concluded this facility with a range of commercial banks and the support of Gigarant. The facility contains a clause governing the negotiation of Sustainability Terms Supplement within 12 months after signing the facility. The facility has a term of 3 years and carries a rate of daily compounded SOFR plus a margin of 1.80%. As of December 31, 2025, the outstanding balance under this facility was $0.0 million.

Undrawn borrowing facilities
At December 31, 2025, CMB.TECH and its fully-owned subsidiaries have undrawn credit line facilities amounting to $392.3 million (2024: $308.6 million), of which $103.0 million will mature within 12 months.

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2025			December 31, 2024
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80M	EUR	SOFR + CAS + 1.45%	2025	—	—	—	83,112	27,500	27,505
Unsecured Revolving loan 150M	EUR	SOFR + CAS + 1.80%	2028	176,250	—	(1,651)	—	—	—
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	123,593	123,593	122,736	148,727	148,727	147,464
Secured vessels loan Refi - Revolving loan 950M*	USD	SOFR + 2.30% - 2.90%	2028	950,000	735,000	730,703	995,207	750,000	743,637
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	25,481	25,950	25,950	26,102
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	46,049	45,049	44,109	169,500	167,250	165,691
Secured vessels loan 392.7M	USD	SOFR + 1.75%	2040	168,861	168,861	167,244	—	—	—
Secured 1.4B Bridge Facility	USD	SOFR + 3.04%	2026	122,522	122,522	122,598	—	—	—
Credit Line Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,469	1,469	1,470	1,299	1,299	1,299
Credit Line Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,469	1,469	1,470	1,299	1,299	1,299
Secured loan EUR 151.2M	EUR	Euribor + 1.00%	2038	121,750	121,750	119,813	86,925	86,925	87,510
Secured loan 152M	USD	SOFR + 2.06%	2036	67,425	67,425	65,354	72,504	72,504	70,309
Secured loan 280M	USD	SOFR + 2.06%	2036	175,855	175,855	170,166	189,216	189,216	183,163
Secured loan 224M	USD	SOFR + 2.06%	2038	162,773	162,773	157,768	115,733	115,733	112,330
Secured loan Windcat EUR 77.9M	EUR	Euribor + 3.25%	2027	46,998	46,998	46,838	49,426	43,921	43,623
Secured loan EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	91,364	91,364	89,122	34,276	34,276	34,634
Secured loan EUR 8.8M	EUR	Euribor + 1.10%	2033	8,272	8,272	8,297	8,228	8,228	8,240
Secured loan 41.8M	USD	SOFR + 2.00%	2033	41,109	41,109	40,420	—	—	—
Secured loan 1,400 TEU 26.3M	USD	SOFR + 3.75% Euribor + 3.55%	2032	2,025	2,025	2,043	—	—	—
Secured loan 57.5M	USD	SOFR + 1.80%	2035	20,084	20,084	20,109	—	—	—
Secured vessels loan 2B Facility	USD	SOFR + 2.10% - 2.75%	2030	1,194,659	1,194,659	1,182,981	—	—	—
Secured vessels Revolving loan 105.1M	USD	SOFR + 1.80%	2027	74,100	74,100	73,690	—	—	—
Total interest-bearing bank loans				3,622,579	3,230,329	3,190,760	1,981,402	1,672,828	1,652,806
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 19.
Other notes

(in thousands of USD)				December 31, 2025			December 31, 2024
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	203,287	200,000	200,000	202,620
Total other notes				200,000	200,000	203,287	200,000	200,000	202,620

On September 2, 2021, the Group announced a successful placement of a new $200 million senior unsecured bonds. The bonds mature in September 2026 and carry a coupon of 6.25%. An application has been made for the bonds to be listed on Oslo Stock Exchange. The related transaction costs of $3.3 million are amortized over the lifetime of the instrument using the effective interest rate method. The net proceeds from the bond issue have been used for general corporate purposes and/or refinancing of the old $200 million bond (ISIN: NO0010793888). As part of this transaction the Company bought back $132 million of the $200 million senior bonds issued in 2017 in the course of 2021. In line with the successful placement of the new $200 million senior unsecured bond, the old bond has been fully repaid during the second quarter of 2022.
On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock Exchange of Euronav Luxembourg S.A.'s $200 million senior unsecured bonds due September 2026.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP Paribas Fortis SA/NV to act as dealer for a Treasury Notes Program with a maximum outstanding amount of €50 million. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from €50 million to €150 million. As of December 31, 2025, the outstanding amount was $43.1 million or €36.7 million (December 31, 2024: $63.0 million or €60.6 million). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2025, the fair value of these forward contracts amounted to $0.5 million (December 31, 2024: $(1.4) million).

On December 4, 2023, the Company entered into a sale and leaseback agreement for the Suezmaxes Cypres (2022 – 157,310 dwt) and Cedar (2022 – 157,310 dwt), the last one delivered at January 10, 2024. The vessels were sold and were leased back under a 14-year bareboat contract and carry an interest of SOFR plus 435 basis points, which can be reduced by the sustainability saving. The sustainability saving is a CII score of A or B which will lead to a margin reduction of 10 basis points. As of December 31, 2025, the outstanding amount was $133.9 million in total. At the end of the bareboat contract, the Company has a purchase obligation. The Company may, at any time on and after the fourth anniversary, notify the owners the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

CMB.TECH Group entered into a number of sale and leaseback arrangements in relation to its newbuilding program during 2024 and 2025 which also feature a pre-delivery finance component. The sale and leaseback financing agreements have a term of between 10 and 15 years from the delivery of the respective vessels and carry an interest rate of SOFR plus 1.95% to 4.21%. At the end of the bareboat contract, the Company has a purchase option or a purchase obligation. As at December 31, 2025, the total outstanding balance under these facilities was $948.5 million.
Due to the acquisition and consolidation of Golden Ocean Group as per March 12, 2025, $303.1 million of sale and leaseback arrangements were entered into the Group. All of these arrangements were refinanced during 2025 with the $2 billion facility mentioned above, which was partially refinanced again in December 2025 through four sale‑and‑leaseback arrangements for 20 vessels in the former Golden Ocean fleet. The outstanding balance for the sale and leaseback arrangement under the acquired fleet as of December 31, 2025 was $1,025.2 million. The related financing agreements have a term of between 9 and 10 years from the delivery of the respective vessels and carry an interest rate of SOFR plus 1.70% to 1.95%. The agreements include purchase options throughout the term, with a purchase option or a purchase obligation at maturity.

In relation to the sale and leaseback arrangements, the total outstanding balance as at December 31, 2025, was $2,107.6 million.

In accordance with IFRS, these transactions were not accounted for as a sale. However, the Group will continue to recognise the transferred assets, and has recognised a financial liability equal to the net transfer proceeds.
The future capital payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024

Less than one year	229,951	31,701
Between one and five years	508,140	141,251
More than five years	1,381,645	531,385
Total future capital payables	2,119,736	704,337

Transaction and other financial costs
The heading 'Transaction expenses' in the first table of this note reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2025, the Group recognized $63.8 million of directly attributable transaction costs as a deduction from the fair value of the refinancing facilities and $10.6 million as a deduction from the sale and leaseback arrangements and recognized $42.4 million of amortization of financing costs.
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2025, compared to 2024 (2025: $(-375.3) million, 2024: $(-145.6) million). The increase is primarily attributable to higher interest expenses on financial liabilities, driven by a higher average outstanding debt position during the period. This reflects financing costs incurred in connection with the completion of the Golden Ocean transaction, refinancings concluded during the year, and the expansion and increased total value of the fleet. Other financial charges increased in 2025 compared to 2024 (2025: $(-14.3) million, 2024: $(-9.2) million) (see Note 6).

Interest on lease liabilities (2025: $(-3.5) million, 2024: $(-0.3) million) were recognized.
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares	—	—	—	—	—	—	5,429	—	5,429
Repayment of sale and leaseback agreement	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	5,429	(418,733)	(1,455,458)

Other changes
Liability-related
Amortization of transaction costs	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance	—	28	—	—	—	—	—	—	28
New leases	—	—	—	2,312	—	—	—	—	2,312
Remeasurement	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2024	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,971,542	—	—	—	—	—	—	—	1,971,542
Proceeds from issue of other borrowings (Note 17)	—	—	750,983	—	—	—	—	—	750,983
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	(126,913)	—	(126,913)
Repayment of sale and leaseback agreement (Note 17)	—	—	(54,299)	—	—	—	—	—	(54,299)
Transaction costs related to loans and borrowings (Note 17)	(14,946)	—	(4,278)	—	—	—	—	—	(19,224)
Repayment of borrowings (Note 17)	(1,177,328)	—	—	—	—	—	—	—	(1,177,328)
Repayment of commercial paper (Note 17)	—	—	(357,171)	—	—	—	—	—	(357,171)
Repayment of lease liabilities (Note 17)	—	—	—	(33,879)	—	—	—	—	(33,879)
Dividend paid	—	—	—	—	(1,006,043)	—	—	(120,640)	(1,126,683)
Total changes from financing cash flows	779,268	—	335,235	(33,879)	(1,006,043)	—	(126,913)	(120,640)	(172,972)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	8,260	697	306	—	—	—	—	—	9,263
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	332	—	—	—	—	332
Acquisitions through business combination	332,529	—	234,491	1,500	—	—	—	—	568,520
Remeasurement (Note 17)	—	—	—	(1,137)	—	—	—	—	(1,137)
Interest expense (Note 6)	—	—	33,930	275	—	—	—	—	34,205
Translation differences (Note 17)	(867)	—	(4,338)	(32)	—	—	—	—	(5,237)
Other	5,257	—	(85)	(171)	—	—	—	—	5,001
Total liability-related other changes	345,179	668	264,304	767	—	—	—	—	610,918

Total equity-related other changes (Note 15)	—	—	—	—	—	(1,275)	—	89,822	88,547

Balance at December 31, 2024	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2025	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	4,782,903	—	—	—	—	—	—	—	4,782,903
Proceeds from issue of other borrowings (Note 17)	—	—	1,686,124	—	—	—	—	—	1,686,124
Repayment of sale and leaseback liability (Note 17)	—	—	(379,423)	—	—	—	—	—	(379,423)
Transaction costs related to loans and borrowings (Note 17)	(63,773)	—	(10,621)	—	—	—	—	—	(74,394)
Repayment of borrowings (Note 17)	(4,237,099)	—	—	—	—	—	—	—	(4,237,099)
Repayment of commercial paper (Note 17)	—	—	(221,304)	—	—	—	—	—	(221,304)
Repayment of lease liabilities (Note 17)	—	—	—	(121,881)	—	—	—	—	(121,881)
Dividend paid	—	—	—	—	—	—	—	(20,157)	(20,157)
Total changes from financing cash flows	482,031	—	1,074,776	(121,881)	—	—	—	(20,157)	1,414,769

Other changes
Liability-related
Amortization of transaction costs (Note 17)	39,896	696	1,792	—	—	—	—	—	42,384
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,539	—	—	—	—	2,539
Acquisitions through business combination (Note 17)	995,820	—	303,063	120,541	—	—	—	—	1,419,424
Translation differences (Note 17)	24,801	—	6,913	106	—	—	—	—	31,820
Other	(4,594)	—	1,064	—	—	—	—	—	(3,530)
Total liability-related other changes	1,055,923	667	312,832	123,186	—	—	—	—	1,492,608

Equity-related
Merger	—	—	—	—	1,461,363	—	—	(244,352)	1,217,011
Acquisitions through business combination (Note 17)	—	—	—		—	—	—	72,726	72,726
Other	—	—	—	—	—	9,492	—	151,924	161,416
Total equity-related other changes (Note 15)	—	—	—	—	1,461,363	9,492	—	(19,702)	1,451,153

Balance at December 31, 2025	3,190,760	203,287	2,150,693	5,049	2,160,997	9,592	(284,508)	737,239	8,173,109